Prepayments for current assets	12 Months Ended
Mar. 31, 2025
Disclosure of Prepayments for current assets [Abstract]
Prepayments for current assets
14.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 2025	March 31, 2024
Prepayments for purchase of bandwidth	174,152	139,139
Prepayments - others	657,650	546,390
	831,802	685,529